EQUITY INCENTIVE PLANS - Schedule of Stock Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Number of Shares
Outstanding, beginning balance (in shares)	533,151	404,816
Options granted (in shares)	1,796,401	161,666
Options exercised (in shares)	0	(1,287)
Options canceled (in shares)	(71,870)	(32,044)
Outstanding, ending balance (in shares)	2,257,682	533,151	404,816
Vested and expected to vest (in shares)	2,257,682	533,151
Exercisable (in shares)	420,941	361,644
Weighted Average Exercise Price
Outstanding, beginning balance (in dollars per share)	$ 44.61	$ 55.6
Options granted (in dollars per share)	11.14	20.4
Options exercised (in dollars per share)	0	16.65
Options canceled (in dollars per share)	31.68	62.4
Outstanding, ending balance (in dollars per share)	18.39	44.61	$ 55.6
Vested and expected to vest (in dollars per share)	18.39	44.61
Exercisable (in dollars per share)	$ 48.19	$ 55.04
Weighted Average Remaining Contractual Life in Years
Outstanding (in years)	9 years 1 month 6 days	6 years 8 months 19 days	6 years 7 months 24 days
Vested and expected to vest (in years)	9 years 1 month 6 days	6 years 8 months 19 days
Exercisable (in years)	5 years 8 months 26 days	5 years 8 months 15 days
Total Aggregate Intrinsic Value (in thousands)
Outstanding	$ 1	$ 57	$ 48
Vested and expected to vest	1	57
Exercisable	$ 1	$ 54